OTHER NON-CURRENT ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
OTHER NON-CURRENT ASSETS [Abstract]
Working Capital, cooperative arrangements	$ 0	$ 22,034,000
Financial Charges	490,000	1,143,000
Total	490,000	23,177,000
Initial funding per vessel	$ 200,000
Number of months working capital is to be repaid (in months)	6